SKIP DYNAMIX (Tables)	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF PURCHASE PRICE AND ALLOCATION OF CONSIDERATION TO ASSETS AND LIABILITIES

The preliminary purchase price and the preliminary allocation of consideration to the assets and liabilities acquired is as follows:

Preliminary assets and liabilities acquired/assumed
	USD	CAD
Inventory	89,539	124,880
Working capital adjustment	310,354	432,983
Foreign exchange	-	(51,305)
Preliminary goodwill	2,123,362	3,012,626
Total preliminary consideration	$2,523,255	$3,519,184

Cash portion of purchase price	$2,523,255	$3,519,184